PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

10.

PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consist of the following:

	December 31,
	2014	2013

Buildings	$1,143,588	$1,172,094
Plant equipment	10,352,337	10,563,593
Office equipment	216,589	215,226
Motor vehicles	848,931	846,687
	12,561,445	12,797,600
Less: Accumulated depreciation	(5,339,526)	(4,360,220)
	$7,221,919	$8,437,380

Depreciation expense for the years ended December 31, 2014, 2013 and 2012 amounted to $1,168,347, $1,088,743 and $574,252 respectively.

The buildings, plant and equipment are pledged as collateral to Shanghai Pudong Development Bank ("SPDB") for the bank loans.

TOFA has the right to use its property from 2002 to 2052 under the terms of Property Certificate issued to TOFA by the Chinese government.